Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	333-283142
Entity Registrant Name	MASTERBEEF GROUP
Entity Central Index Key	0002027265
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 1509-10, Tower 1, Ever Gain Plaza
Entity Address, Address Line Two	88 Container Port Road
Entity Address, City or Town	Kwai Chung
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
Title of 12(b) Security	Ordinary Shares, par value US$0.0005
Trading Symbol	MB
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	15,000,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6732
Auditor Name	Onestop Assurance PAC
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 1509-10, Tower 1, Ever Gain Plaza
Entity Address, Address Line Two	88 Container Port Road
Entity Address, City or Town	Kwai Chung
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	+852
Local Phone Number	3953 9388
Contact Personnel Name	Ka Chun Lam
Contact Personnel Email Address	ryan.lam@takmoon.com